Schedule of Segmented Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segmented Information Schedule Of Segmented Information 1		4,263,201
Segmented Information Schedule Of Segmented Information 2		9,950,180
Segmented Information Schedule Of Segmented Information 3		456,513
Segmented Information Schedule Of Segmented Information 4		365,942
Segmented Information Schedule Of Segmented Information 5		4,719,714
Segmented Information Schedule Of Segmented Information 6		10,316,122
Segmented Information Schedule Of Segmented Information 7		3,418
Segmented Information Schedule Of Segmented Information 8		10,609
Segmented Information Schedule Of Segmented Information 9		2,224,031
Segmented Information Schedule Of Segmented Information 10		2,438,679
Segmented Information Schedule Of Segmented Information 11		2,227,449
Segmented Information Schedule Of Segmented Information 12		2,449,288
Segmented Information Schedule Of Segmented Information 13		6,947,163
Segmented Information Schedule Of Segmented Information 14		12,765,410
Segmented Information Schedule Of Segmented Information 1	1,421,730
Segmented Information Schedule Of Segmented Information 2	4,263,201
Segmented Information Schedule Of Segmented Information 3	316,914
Segmented Information Schedule Of Segmented Information 4	456,513
Segmented Information Schedule Of Segmented Information 5	1,738,644
Segmented Information Schedule Of Segmented Information 6	4,719,714
Segmented Information Schedule Of Segmented Information 7	1,595
Segmented Information Schedule Of Segmented Information 8	3,418
Segmented Information Schedule Of Segmented Information 9	2,097,324
Segmented Information Schedule Of Segmented Information 10	2,224,031
Segmented Information Schedule Of Segmented Information 11	2,098,919
Segmented Information Schedule Of Segmented Information 12	2,227,449
Segmented Information Schedule Of Segmented Information 13	3,837,563
Segmented Information Schedule Of Segmented Information 14	6,947,163